Inventories (Schedule Of Inventories) (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Inventory Disclosure [Abstract]
Components and raw materials	€ 180,575	€ 189,174
Work in process	196,313	175,564
Finished goods	91,799	70,918
Total inventories, gross	468,687	435,656
Allowance for obsolescence	(65,287)	(58,989)	(41,301)	(46,939)
Total inventories, net	€ 403,400	€ 376,667